UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

July 31, 2014

Columbia Diversified Real Return Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy improved along with a warm-up in the weather during the second quarter of 2014. Economic data generally beat expectations with positive news from major market sectors. Strong hiring brought unemployment down to 6.1%. Manufacturing activity remained robust. Personal income growth was healthy with accelerated wage gains, an increased savings rate of 4.8% and a 35-year low in household debt as a percentage of income. After a slow start, the housing market showed renewed strength. Sales rose and pending sales, a key indicator of future activity, rose strongly near the end of the quarter. Consumer spending was somewhat lackluster, but consumer confidence rose to a post-recession high.

Against this backdrop, the Federal Reserve (the Fed) maintained a steady hand, while central banks outside of the United States took steps to stimulate growth. Investors were the beneficiaries of a stable environment and accommodative monetary policy. Equity markets stabilized at high levels with the S&P 500 Index setting a new record high above 1900. Every major asset class delivered gains for the period. All 10 sectors within the S&P 500 Index delivered gains, led by energy, utilities and technology. Large- and mid-cap stocks outperformed small-cap stocks by a considerable margin.

Interest rates moved lower, resulting in positive returns for most domestic fixed-income sectors. The Barclays U.S. Aggregate Bond Index returned 2.04%, while mortgage and securitized bonds, investment-grade and high-yield corporate and municipal bonds returned around 2.50% for the second quarter of 2014. U.S. convertible bonds and Treasury Inflation Protected Securities generated somewhat stronger returns. Emerging-market bonds were the period's best fixed-income performers, with returns in line with U.S. equities.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Table of Contents

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	19
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2014)
Alternative Investment Funds	14.9
Fixed-Income Funds	76.2
Floating Rate	34.5
High Yield	5.1
Inflation Protected Securities	36.6
Asset-Backed Securities — Non-Agency	4.9
Corporate Bonds & Notes	1.8
Foreign Government Obligations	1.6
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Orhan Imer, Ph.D., CFA

Semiannual Report 2014

Columbia Diversified Real Return Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 11, 2014 – July 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)		Effective Expenses Paid During the Period ($)			Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual		Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,013.10	*	1,021.37	2.70	*	3.46	0.69	*	4.97	*	6.37	1.27	*
Class C	1,000.00	1,000.00	1,010.10	*	1,017.65	5.63	*	7.20	1.44	*	7.90	*	10.11	2.02	*
Class R4	1,000.00	1,000.00	1,014.10	*	1,022.61	1.72	*	2.21	0.44	*	4.00	*	5.12	1.02	*
Class R5	1,000.00	1,000.00	1,014.40	*	1,023.06	1.37	*	1.76	0.35	*	3.64	*	4.66	0.93	*
Class W	1,000.00	1,000.00	992.10	**	1,021.37	0.66	**	3.46	0.69	**	1.21	**	6.37	1.27	**
Class Z	1,000.00	1,000.00	1,014.10	*	1,022.61	1.72	*	2.21	0.44	*	4.00	*	5.12	1.02	*

*  For the period March 11, 2014 (commencement of operations) through July 31, 2014.

**  For the period June 25, 2014 through July 31, 2014. Class W shares commenced operations on June 25, 2014.

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Portfolio of Investments

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed-Income Funds 75.6%

	Shares	Value ($)
Floating Rate 34.3%
Columbia Floating Rate Fund, Class I Shares(a)	373,367	3,449,914
High Yield 5.0%
Columbia High Yield Bond Fund, Class I Shares(a)	84,533	252,755
Columbia Income Opportunities Fund, Class I Shares(a)	25,008	252,329
Total		505,084
Inflation Protected Securities 36.3%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares(a)(b)	200,000	2,082,000
Columbia Inflation Protected Securities Fund, Class I Shares(a)	166,138	1,573,326
Total		3,655,326
Total Fixed-Income Funds (Cost: $7,486,000)		7,610,324
Alternative Investment Funds 14.8%
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	179,325	1,490,188
Total Alternative Investment Funds (Cost: $1,549,131)		1,490,188

Corporate Bonds & Notes 1.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 1.5%
Alcoa, Inc. Senior Unsecured 02/01/37	5.950%	50,000	50,172
Freeport-McMoRan, Inc. 03/15/23	3.875%	25,000	24,754
Kinross Gold Corp.(c) 03/15/24	5.950%	25,000	25,492
Vale SA Senior Unsecured 09/11/42	5.625%	50,000	49,096
Total			149,514

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.2%
El Paso Pipeline Partners Operating Co. LLC 05/01/24	4.300%	25,000	24,998
Total Corporate Bonds & Notes (Cost: $167,912)			174,512
Asset-Backed Securities — Non-Agency 4.9%
Dryden Senior Loan Fund Series 2014-33A Class B (c)(d) 07/15/26	2.223%	250,000	246,826
Symphony CLO V Ltd. Series 2007-5A Class A1 (c)(d) 01/15/24	0.984%	250,000	247,205
Total Asset-Backed Securities — Non-Agency (Cost: $493,563)			494,031

Foreign Government Obligations(e) 1.6%

Netherlands 1.0%
Petrobras Global Finance BV (d) 03/17/17	2.592%	100,000	101,125
Turkey 0.6%
Turkey Government International Bond Senior Unsecured 03/17/36	6.875%	50,000	59,688
Total Foreign Government Obligations (Cost: $152,121)			160,813

Money Market Funds 0.6%

	Shares	Value ($)
Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.097%(a)(f)	58,661	58,661
Total Money Market Funds (Cost: $58,661)		58,661
Total Investments (Cost: $9,907,388)		9,988,529
Other Assets & Liabilities, Net		84,290
Net Assets		10,072,819

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $39,519 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(14)	EUR	(2,406,514)	09/2014	—	(20,653)
EURO-BTP (ITALY GOVT)	1	EUR	171,077	09/2014	6,141	—
US 10YR NOTE	11	USD	1,370,703	09/2014	1,590	—
US 5YR NOTE	(21)	USD	(2,495,555)	09/2014	11,924	—
Total					19,655	(20,653)

Interest Rate Swap Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $5,517 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	6-Month GBP LIBOR-BBA	Pay	1.991	5/14/2019	GBP	250,000	(240)	—	(1,859)
Total									(1,859)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	—	1,700,000	(150,000)	(869)	1,549,131	—	1,490,188
Columbia Floating Rate Fund, Class I Shares	—	3,453,633	—	—	3,453,633	53,633	3,449,914
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	—	2,000,000	—	—	2,000,000	—	2,082,000
Columbia High Yield Bond Fund, Class I Shares	—	255,294	—	—	255,294	5,294	252,755
Columbia Income Opportunities Fund, Class I Shares	—	254,839	—	—	254,839	4,839	252,329
Columbia Inflation Protected Securities Fund, Class I Shares	—	1,522,234	—	—	1,522,234	22,234	1,573,326
Columbia Limited Duration Credit Fund, Class I Shares*	—	500,301	(500,552)	251	—	342	—
Columbia Short-Term Cash Fund	10,000,000	1,400,807	(11,342,146)	—	58,661	135	58,661
Total	10,000,000	11,087,108	(11,992,698)	(618)	9,093,792	86,477	9,159,173

*Issuer was not an affiliate for the entire period ended July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)  Non-income producing.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $519,523 or 5.16% of net assets.

(d)  Variable rate security.

(e)  Principal and interest may not be guaranteed by the government.

(f)  The rate shown is the seven-day current annualized yield at July 31, 2014.

Currency Legend

EUR  Euro

GBP  British Pound

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Portfolio of Investments (continued)

July 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Fixed-Income Funds	7,610,324	—	—	7,610,324
Alternative Investment Funds	1,490,188	—	—	1,490,188
Money Market Funds	58,661	—	—	58,661
Total Mutual Funds	9,159,173	—	—	9,159,173
Bonds
Corporate Bonds & Notes	—	174,512	—	174,512
Asset-Backed Securities — Non-Agency	—	494,031	—	494,031
Foreign Government Obligations	—	160,813	—	160,813
Total Bonds	—	829,356	—	829,356
Investments in Securities	9,159,173	829,356	—	9,988,529
Derivatives
Assets
Futures Contracts	19,655	—	—	19,655
Liabilities
Futures Contracts	(20,653)	—	—	(20,653)
Swap Contracts	—	(1,859)	—	(1,859)
Total	9,158,175	827,497	—	9,985,672

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determinedthrough reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Statement of Assets and Liabilities

July 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $813,596)	$829,356
Affiliated issuers (identified cost $9,093,792)	9,159,173
Total investments (identified cost $9,907,388)	9,988,529
Margin deposits	45,036
Premiums paid on outstanding swap contracts	240
Receivable for:
Dividends	13,313
Interest	6,660
Reclaims	66
Expense reimbursement due from Investment Manager	458
Trustees' deferred compensation plan	329
Other assets	64,732
Total assets	10,119,363
Liabilities
Payable for:
Investments purchased	13,297
Variation margin	3,513
Investment management fees	19
Transfer agent fees	5,230
Administration fees	7
Compensation of board members	1,722
Chief compliance officer expenses	2
Other expenses	22,425
Trustees' deferred compensation plan	329
Total liabilities	46,544
Net assets applicable to outstanding capital stock	$10,072,819
Represented by
Paid-in capital	$10,011,987
Excess of distributions over net investment income	(3,666)
Accumulated net realized loss	(13,069)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,760
Investments — affiliated issuers	65,381
Foreign currency translations	(717)
Futures contracts	(998)
Swap contracts	(1,859)
Total — representing net assets applicable to outstanding capital stock	$10,072,819

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Statement of Assets and Liabilities (continued)

July 31, 2014 (Unaudited)

Class A
Net assets	$10,060
Shares outstanding	1,000
Net asset value per share	$10.06
Maximum offering price per share(a)	$10.56
Class C
Net assets	$12,081
Shares outstanding	1,201
Net asset value per share	$10.06
Class R4
Net assets	$10,061
Shares outstanding	1,000
Net asset value per share	$10.06
Class R5
Net assets	$10,061
Shares outstanding	1,000
Net asset value per share	$10.06
Class W
Net assets	$9,886
Shares outstanding	983
Net asset value per share(b)	$10.05
Class Z
Net assets	$10,020,670
Shares outstanding	996,000
Net asset value per share	$10.06

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Statement of Operations

Six Months Ended July 31, 2014 (Unaudited)(a)

Net investment income
Income:
Dividends — affiliated issuers	$86,477
Interest	7,974
Foreign taxes withheld	(133)
Total income	94,318
Expenses:
Investment management fees	3,352
Distribution and/or service fees
Class A	10
Class C	49
Class W(b)	2
Transfer agent fees
Class A	5
Class C	7
Class R4	6
Class R5	2
Class Z	5,295
Administration fees	978
Compensation of board members	6,011
Custodian fees	5,340
Printing and postage fees	9,055
Registration fees	12,104
Professional fees	10,756
Offering costs	32,518
Chief compliance officer expenses	3
Other	860
Total expenses	86,353
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(69,185)
Total net expenses	17,168
Net investment income	77,150
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	369
Investments — affiliated issuers	(618)
Foreign currency translations	1,639
Futures contracts	(14,454)
Swap contracts	(5)
Net realized loss	(13,069)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	15,760
Investments — affiliated issuers	65,381
Foreign currency translations	(717)
Futures contracts	(998)
Swap contracts	(1,859)
Net change in unrealized appreciation (depreciation)	77,567
Net realized and unrealized gain	64,498
Net increase in net assets resulting from operations	$141,648

(a) For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b) For the period from June 25, 2014 (commencement of operations) to July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Statement of Changes in Net Assets

Six Months Ended July 31, 2014(a)(b) (Unaudited)
Operations
Net investment income	$77,150
Net realized loss	(13,069)
Net change in unrealized appreciation (depreciation)	77,567
Net increase in net assets resulting from operations	141,648
Distributions to shareholders
Net investment income
Class A	(71)
Class C	(58)
Class R4	(81)
Class R5	(85)
Class W	(39)
Class Z	(80,507)
Total distributions to shareholders	(80,841)
Increase (decrease) in net assets from capital stock activity	11,987
Total increase in net assets	72,794
Net assets at beginning of period	10,000,025
Net assets at end of period	$10,072,819
Excess of distributions over net investment income	$(3,666)

(a) For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b) Class W shares are for the period from June 25, 2014 (commencement of operations) to July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended July 31, 2014(a)(b) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class C shares
Subscriptions	1,253	12,658
Distributions reinvested	1	8
Redemptions	(1,053)	(10,679)
Net increase	201	1,987
Class W shares
Subscriptions	983	10,000
Net increase	983	10,000
Total net increase	1,184	11,987

(a) For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b) Class W shares are for the period from June 25, 2014 (commencement of operations) to July 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended July 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain	0.06
Total from investment operations	0.13
Less distributions to shareholders:
Net investment income	(0.07)
Total distributions to shareholders	(0.07)
Net asset value, end of period	$10.06
Total return	1.31%
Ratios to average net assets(b)
Total gross expenses	2.38	%(c)
Total net expenses(d)	0.69	%(c)
Net investment income	1.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Financial Highlights (continued)

Class C	Six Months Ended July 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.06
Total from investment operations	0.10
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$10.06
Total return	1.01%
Ratios to average net assets(b)
Total gross expenses	3.17	%(c)
Total net expenses(d)	1.44	%(c)
Net investment income	0.94	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Financial Highlights (continued)

Class R4	Six Months Ended July 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain	0.06
Total from investment operations	0.14
Less distributions to shareholders:
Net investment income	(0.08)
Total distributions to shareholders	(0.08)
Net asset value, end of period	$10.06
Total return	1.41%
Ratios to average net assets(b)
Total gross expenses	2.14	%(c)
Total net expenses(d)	0.44	%(c)
Net investment income	1.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Financial Highlights (continued)

Class R5	Six Months Ended July 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain	0.06
Total from investment operations	0.14
Less distributions to shareholders:
Net investment income	(0.08)
Total distributions to shareholders	(0.08)
Net asset value, end of period	$10.06
Total return	1.44%
Ratios to average net assets(b)
Total gross expenses	2.05	%(c)
Total net expenses(d)	0.35	%(c)
Net investment income	2.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Financial Highlights (continued)

Class W	Six Months Ended July 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.17
Income from investment operations:
Net investment income	0.01
Net realized and unrealized loss	(0.09	)(b)
Total from investment operations	(0.08)
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$10.05
Total return	(0.79%)
Ratios to average net assets(c)
Total gross expenses	1.72	%(d)
Total net expenses(e)	0.69	%(d)
Net investment income	1.19	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from June 25, 2014 (commencement of operations) to July 31, 2014.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Financial Highlights (continued)

Class Z	Six Months Ended July 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain	0.06
Total from investment operations	0.14
Less distributions to shareholders:
Net investment income	(0.08)
Total distributions to shareholders	(0.08)
Net asset value, end of period	$10.06
Total return	1.41%
Ratios to average net assets(b)
Total gross expenses	2.14	%(c)
Total net expenses(d)	0.44	%(c)
Net investment income	1.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10,021
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from March 11, 2014 (commencement of operations) to July 31, 2014.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements

July 31, 2014 (Unaudited)

Note 1. Organization

Columbia Diversified Real Return Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

On March 10, 2014, the Investment Manager invested $10,000 in the Fund (1,000 shares for Class A, 1,000 shares for Class C, 1,000 shares for Class R4, 1,000 shares for Class R5 and 996,000 shares for Class Z), which represented the initial capital for each class at $10.00 per share. Shares of the Fund were first offered to the public on March 12, 2014.

These financial statements cover the period from March 11, 2014 (commencement of operations) through July 31, 2014.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares commenced operations on June 25, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(b)
Liability Derivatives:
Centrally Cleared Swap Contracts(c)	545	—	545	—	545	—	—

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

(c) Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at July 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	19,655	*
Interest rate risk	Premiums paid on outstanding swap contracts	240
Total		19,895
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	20,653	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,859	*
Total		22,512

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the period ended July 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Interest rate risk	(14,454)	(5)	(14,459)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Interest rate risk	(998)	(1,859)	(2,857)

The following table is a summary of the average outstanding volume by derivative instrument for the period ended July 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	1,019,734
Futures contracts — Short	3,883,833
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Interest rate swaps	790	(1,719)

*Based on the ending quarterly outstanding amounts for the period ended July 31, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860),

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 changes the accounting for certain reverse repurchase agreements and similar transactions accounted for as secured borrowings. The disclosure requirements are effective for interim and annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is a blend of (i) 0.00% on assets invested in affiliated funds, exchange-traded funds (ETFs) and closed-end funds that pay an investment management fee to the Investment Manager, and (ii) 0.70% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment management fee, ETFs, third-party closed-end funds, derivatives and individual securities. The annualized effective investment management fee rate for the period ended July 31, 2014 was 0.09% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services that is a blend of (i) 0.02% on assets invested in affiliated funds, exchange-traded funds and closed-end funds that pay an investment management fee to the Investment Manager, and (ii) 0.06% on assets invested in all other securities, including affiliated funds, exchange-traded funds and closed-end funds that do not pay an investment management fee to the Investment Manager, third-party

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

closed-end funds, derivatives and individual securities. The annualized effective administration fee rate for the period ended July 31, 2014 was 0.02% of the Fund's average daily net assets.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the period ended July 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class C	0.14
Class R4	0.14
Class R5	0.05
Class W	0.14
Class Z	0.14

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the period ended July 31, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	Fee Rates Contractual through May 31, 2015
Class A	0.70%
Class C	1.45
Class R4	0.45
Class R5	0.35
Class W	0.70	*
Class Z	0.45

*Fee rate is contractual from June 25, 2014 (the commencement of operations of Class W shares) through May 31, 2015.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2014, the cost of investments for federal income tax purposes was approximately $9,907,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$151,000
Unrealized depreciation	(69,000)
Net unrealized appreciation	$82,000

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $10,746,313 and $897,327, respectively, for the period ended July 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At July 31, 2014, affiliated shareholders of record owned 100% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Notes to Financial Statements (continued)

July 31, 2014 (Unaudited)

The Fund had no borrowings during the period ended July 31, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement

On January 24, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Diversified Real Return Fund (the "Fund"), a series of the Trust. On March 5, 2014, the Board unanimously approved the Subadvisory Agreement (the "Subadvisory Agreement") between the Investment Manager and Threadneedle International Limited (the "Subadviser") with respect to the Fund. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials , as well as other materials provided by the Investment Manager in connection with its most recent annual approval of the continuation of the advisory agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee meeting held on December 3, 2013, and at the Board meetings held on October 22, 2013, December 3, 2013, and January 24, 2014. In connection with their deliberations regarding the proposed Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials, as well as other materials provided by the Investment Manager in connection with its most recent and its upcoming annual approval of the continuation of the advisory agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee meeting held on March 4, 2014, and at the Board meeting held on March 5, 2014. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On January 24, 2014, the Board, including the Independent Trustees, voting separately, approved the Advisory Agreement for the Fund. On March 5, 2014, the Board, including the Independent Trustees, voting separately, approved the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the Agreements for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Agreements, the Investment Manager's current expectations regarding the allocation of investment responsibilities to the Subadviser and the fact that shareholder approval of a Subadvisory Agreement would be required if such a Subadvisory Agreement were to be entered into after the public offering of the Fund;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through May 31, 2015 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed annual rates of 0.70%; for Class A, 1.45% for Class C, 0.45% for Class R4, 0.35% for Class R5 and 0.45% for Class Z;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices; and

Semiannual Report 2014

Columbia Diversified Real Return Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by the independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the similar type of services currently provided by the Investment Manager to other funds in the fund complex, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved each Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds monitors each code of ethics and compliance program.

After reviewing these and related factors, the Committee and the Board concluded, within the context of its overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Agreements supported the approval of the Agreements.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Agreements as well as the total expenses expected to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Agreements, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Board also took into account the proposed fee waiver and expense limitation arrangements that the Investment Manager and Subadviser would observe during the Fund's first year, and the advisory fees and total expense ratios of comparable funds identified by the independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of its overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Agreements.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and consideration of the continuation of the Agreements. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expected expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of its overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Agreements.

Semiannual Report 2014

Columbia Diversified Real Return Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of its overall conclusions, that the performance of the Investment Manager and the Subadviser supported approval of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedule for the Fund did not contain breakpoints.

After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching its decision to recommend or approve the proposed Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on its evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, approved the Agreements.

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Semiannual Report 2014

Columbia Diversified Real Return Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Diversified Real Return Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR249_01_D01_(09/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 19, 2014